Shareholder Report, Holdings (Details) - C000226322	Jun. 30, 2025
Vanguard FTSE Pacific ETF8726937
Holdings [Line Items]
Percent of Total Investments	19.80%
Vanguard FTSE Emerging Markets ETF8726934
Holdings [Line Items]
Percent of Total Investments	8.10%
iShares MSCI Japan ETF8726910
Holdings [Line Items]
Percent of Total Investments	5.30%
iShares MSCI Australia ETF8726889
Holdings [Line Items]
Percent of Total Investments	4.90%
iShares MSCI Taiwan ETF8726928
Holdings [Line Items]
Percent of Total Investments	4.30%
iShares MSCI India ETF8726901
Holdings [Line Items]
Percent of Total Investments	3.20%
ASML Holding8726813
Holdings [Line Items]
Percent of Total Investments	1.50%
SAP8726556
Holdings [Line Items]
Percent of Total Investments	1.50%
Nestle8726479
Holdings [Line Items]
Percent of Total Investments	1.10%
Siemens8726559
Holdings [Line Items]
Percent of Total Investments	1.00%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
India
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%